Share-Based Compensation And Other Related Information - Restricted Stock Unit Activity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 5,128	$ 3,024
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,800	$ 5,000
Other equity instruments outstanding. beginning (shares | shares	396,572	299,216
Granted (shares) | shares	240,366	261,224
Paid out (shares) | shares	(197,320)	(148,049)
Forfeited (shares) | shares	(13,218)	(15,819)
Other equity instruments outstanding, ending (shares) | shares	426,400	396,572
Fair value of other equity instruments outstanding, beginning	$ 13,730	$ 7,107
Granted, fair value	5,818	6,302
Paid out, fair value	(4,829)	(4,762)
Forfeited, fair value	(329)	(545)
Change in value, fair value	(3,699)	5,628
Fair value of other equity instruments outstanding, ending	$ 10,691	$ 13,730
First Anniversary of Grant [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)	33.30%
Second Anniversary of Grant [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)	33.30%
Third Anniversary of Grant [member] | Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting (percent)	33.30%